Component of Reclassifications (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		¥ 1,621,685	¥ 1,379,267	¥ 1,150,042
Foreign exchange gain, net		88,140	50,260	5,551
Other income (loss), net		(70,127)	2,928	1,504
Income before income taxes and equity in earnings of affiliated companies		2,892,828	2,441,080	1,403,649
Provision for income taxes		(893,469)	(767,808)	(551,686)
Equity in earnings of affiliated companies		308,545	318,376	231,519
Net income		2,307,904	1,991,648	1,083,482
Total reclassifications, net of tax		(15,019)	(109)	33,702
Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications, net of tax		(18,714)	(8,006)	26,198
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		(7,727)	(29)
Foreign exchange gain, net		(14,552)	5,079
Other income (loss), net		(7,446)	(18,469)
Income before income taxes and equity in earnings of affiliated companies		(29,725)	(13,419)
Provision for income taxes		11,013	5,209
Equity in earnings of affiliated companies		(2)	204
Net income		(18,714)	(8,006)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications, net of tax		3,695	7,897	¥ 7,504
Pension liability adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Recognized net actuarial loss	[1]	10,194	17,786
Amortization of prior service costs	[1]	(4,346)	(5,207)
Income before income taxes and equity in earnings of affiliated companies		5,848	12,579
Provision for income taxes		(2,153)	(4,682)
Net income		¥ 3,695	¥ 7,897

[1]	These components are included in the computation of net periodic pension cost. See note 19 to the consolidated financial statements for additional information.